The Saratoga Advantage Trust

Municipal Bond Portfolio	SMBAX

Supplement dated September 28, 2015 to the Class A Shares Prospectus

Dated December 31, 2014 of the Saratoga Advantage Trust (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus dated December 31, 2014 of the Saratoga Advantage Trust (the “Trust”), or any supplements thereto with respect to the Trust’s Municipal Bond Portfolio.

Reference is made to the section entitled “PORTFOLIO SUMMARY: MUNICIPAL BOND PORTFOLIO” beginning on page 10 of the Prospectus. The paragraph under the sub-heading “Adviser” is deleted in its entirety and replaced with the following:

16th Amendment Advisors LLC (“16th Amendment” or the “Adviser”) has served as the Portfolio’s Adviser since September 2015. Evan Lamp and Jed McCarthy serve as Co-Portfolio Managers and share primary responsibility for the day-to-day management of the Portfolio. Messrs. Lamp and McCarthy are Managing Members and co-founders of 16th Amendment, which was founded in May 2009. Prior to May 2009, Mr. Lamp was engaged in a variety of municipal market activities: he was a Managing Member of 1861 Capital Management LLC, the Managing Director and Head of the Municipal Bond Group at Prudential Investment Management and a municipal strategist with Goldman Sachs and Merrill Lynch. Prior to May 2009, Mr. McCarthy was engaged in a variety of municipal market activities: he was a Managing Member of 1861 Capital Management LLC, a Founding Partner of Prager, McCarthy & Sealy, and a Senior Vice President at L.F. Rothschild. Mr. McCarthy is also a former Member of the Investor Advisory Board of the Municipal Securities Rulemaking Board (“MSRB”).

Reference is made to the section entitled “ADVISERS” on page 72 of the Prospectus. The following paragraph is added to this section:

16th Amendment Advisors LLC (“16th Amendment”), a registered investment adviser, serves as the Adviser to the Municipal Bond Portfolio. 16th Amendment, located at One Rockefeller Plaza, Suite 1202, New York, New York 10020, is an investment management firm dedicated to the municipal bond market. As of August 31, 2015, 16th Amendment had $147,245,000 in assets under management.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Municipal Bond Portfolio	SMBCX

Supplement dated September 28, 2015 to the Class C Shares Prospectus

Dated December 31, 2014 of the Saratoga Advantage Trust (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus dated December 31, 2014 of the Saratoga Advantage Trust (the “Trust”), or any supplements thereto with respect to the Trust’s Municipal Bond Portfolio.

Reference is made to the section entitled “PORTFOLIO SUMMARY: MUNICIPAL BOND PORTFOLIO” beginning on page 10 of the Prospectus. The paragraph under the sub-heading “Adviser” is deleted in its entirety and replaced with the following:

16th Amendment Advisors LLC (“16th Amendment” or the “Adviser”) has served as the Portfolio’s Adviser since September 2015. Evan Lamp and Jed McCarthy serve as Co-Portfolio Managers and share primary responsibility for the day-to-day management of the Portfolio. Messrs. Lamp and McCarthy are Managing Members and co-founders of 16th Amendment, which was founded in May 2009. Prior to May 2009, Mr. Lamp was engaged in a variety of municipal market activities: he was a Managing Member of 1861 Capital Management LLC, the Managing Director and Head of the Municipal Bond Group at Prudential Investment Management and a municipal strategist with Goldman Sachs and Merrill Lynch. Prior to May 2009, Mr. McCarthy was engaged in a variety of municipal market activities: he was a Managing Member of 1861 Capital Management LLC, a Founding Partner of Prager, McCarthy & Sealy, and a Senior Vice President at L.F. Rothschild. Mr. McCarthy is also a former Member of the Investor Advisory Board of the Municipal Securities Rulemaking Board (“MSRB”).

Reference is made to the section entitled “ADVISERS” on page 80 of the Prospectus. The following paragraph is added to this section:

16th Amendment Advisors LLC (“16th Amendment”), a registered investment adviser, serves as the Adviser to the Municipal Bond Portfolio. 16th Amendment, located at One Rockefeller Plaza, Suite 1202, New York, New York 10020, is an investment management firm dedicated to the municipal bond market. As of August 31, 2015, 16th Amendment had $147,245,000 in assets under management.

Please retain this supplement for future reference.

 The Saratoga Advantage Trust

Municipal Bond Portfolio	SMBPX

Supplement dated September 28, 2015 to the Class I Shares Prospectus

Dated December 31, 2014 of the Saratoga Advantage Trust (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus dated December 31, 2014 of the Saratoga Advantage Trust (the “Trust”), or any supplements thereto with respect to the Trust’s Municipal Bond Portfolio.

Reference is made to the section entitled “PORTFOLIO SUMMARY: MUNICIPAL BOND PORTFOLIO” beginning on page 10 of the Prospectus. The paragraph under the sub-heading “Adviser” is deleted in its entirety and replaced with the following:

16th Amendment Advisors LLC (“16th Amendment” or the “Adviser”) has served as the Portfolio’s Adviser since September 2015. Evan Lamp and Jed McCarthy serve as Co-Portfolio Managers and share primary responsibility for the day-to-day management of the Portfolio. Messrs. Lamp and McCarthy are Managing Members and co-founders of 16th Amendment, which was founded in May 2009. Prior to May 2009, Mr. Lamp was engaged in a variety of municipal market activities: he was a Managing Member of 1861 Capital Management LLC, the Managing Director and Head of the Municipal Bond Group at Prudential Investment Management and a municipal strategist with Goldman Sachs and Merrill Lynch. Prior to May 2009, Mr. McCarthy was engaged in a variety of municipal market activities: he was a Managing Member of 1861 Capital Management LLC, a Founding Partner of Prager, McCarthy & Sealy, and a Senior Vice President at L.F. Rothschild. Mr. McCarthy is also a former Member of the Investor Advisory Board of the Municipal Securities Rulemaking Board (“MSRB”).

Reference is made to the section entitled “ADVISERS” on page 71 of the Prospectus. The following paragraph is added to this section:

16th Amendment Advisors LLC (“16th Amendment”), a registered investment adviser, serves as the Adviser to the Municipal Bond Portfolio. 16th Amendment, located at One Rockefeller Plaza, Suite 1202, New York, New York 10020, is an investment management firm dedicated to the municipal bond market. As of August 31, 2015, 16th Amendment had $147,245,000 in assets under management.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated September 28, 2015

To the Statement of Additional Information Dated December 31, 2014 (the “SAI”)

This Supplement updates and supersedes any contrary information contained in the SAI

Reference is made to the information table provided under the section entitled “PORTFOLIO MANAGERS” – “Other Accounts Managed” beginning on page 60 of the SAI. The information in this table pertaining to the Municipal Bond Portfolio is deleted in its entirety and replaced with the following information, which is provided as of August 31, 2015:

Portfolio Manager	Portfolio(s) Managed	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts*	Assets Managed ($ millions)*	Total Assets Managed ($ millions)
Evan Lamp 16th Amendment Advisors LLC	Municipal Bond Portfolio	0	0	1	$29.053	35**	$118.192	$147.245
Jed McCarthy 16th Amendment Advisors LLC	Municipal Bond Portfolio	0	0	1	$29.053	35**	$118.192	$147.245

*In addition to the accounts included herein, portfolio managers may also manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the Portfolios.

**Includes one account with a performance based fee that totaled approximately $590,000 in assets as of August 21, 2015.

Reference is made to the sub-heading “Conflicts of Interest” beginning on page 62 of the SAI. The information pertaining to Fox Asset Management LLC (“Fox”) is deleted in its entirety and replaced with the following:

16th Amendment Advisors LLC

16th Amendment’s affiliated private investment fund and proprietary separately managed accounts may also invest in the same securities as other clients of the Adviser. 16th Amendment has policies and procedures in place that distinguish between the proprietary and investment strategies and provide for fair allocation of securities to all clients.

Reference is made to the sub-heading “Compensation” beginning on page 67 of the SAI. The information pertaining to Fox is deleted in its entirety and replaced with the following:

16th Amendment Advisors LLC

As owners of 16th Amendment, Messrs. Lamp and McCarthy are compensated through their ownership interest in the firm. They do not receive a salary or bonus. Messrs. Lamp and McCarthy participate in a Defined Benefit Pension Plan and Profit Sharing Plans.

Reference is made to the section entitled “Ownership of Securities” located on page 71 of the SAI. The information in this table pertaining to the Municipal Bond Portfolio is deleted in its entirety and replaced with the following information, which is provided as of August 31, 2015:

Portfolio Manager	Portfolio(s) Managed	Dollar Range of Equity Securities Beneficially Owned
Evan Lamp	Municipal Bond Portfolio	None
Jed McCarthy	Municipal Bond Portfolio	None
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Reference is made to section entitled “Appendix B – PROXY VOTING POLICIES & PROCEDURES” beginning on page 106 of the SAI. The proxy voting policies and procedures of Fox are deleted in their entirety. The proxy voting policies and procedures of 16th Amendment are added to this section.

16th Amendment Advisors LLC

Proxy Voting Policy

16th Amendment Advisors LLC (“16th Amendment”) does not generally vote client proxies for separately managed accounts. 16th Amendment will vote proxies per the below policy as required by the Investment Company Act of 1940. Although 16th Amendment may provide investment advisory services relative to client investment assets, 16th Amendment clients maintain exclusive responsibility for: (1) directing the manner in which proxies solicited by issuers of securities beneficially owned by the client shall be voted, and (2) making all elections relative to any mergers, acquisitions, tender offers, bankruptcy proceedings or other type events pertaining to the client’s investment assets. 16th Amendment and/or the client shall correspondingly instruct each custodian of the assets to forward to the client copies of all proxies and shareholder communications relating to the client’s investment assets.

In the limited circumstances 16th Amendment does vote proxies, in accordance with the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Advisers Act”), 16th Amendment has adopted the following proxy voting policy with respect to those assets for which a client has vested 16th Amendment with discretionary investment management authority (the “assets”).

16th Amendment’s Policy

In the limited event that 16th Amendment does vote client proxies, 16th Amendment shall be responsible for: (1) directing the manner in which proxies solicited by issuers of securities beneficially owned by the client shall be voted, and (2) making all elections relative to any mergers, acquisitions, and tender offers. However, the client shall maintain exclusive responsibility for all legal proceedings or other type events pertaining to the assets, including, but not limited to, class action lawsuits. 16th Amendment and/or the client shall correspondingly instruct each custodian of the assets to forward to 16th Amendment copies of all proxies and shareholder communications relating to the assets. Absent mitigating circumstances and/or conflicts of interest (to the extent any such circumstance or conflict is presented, if ever, information pertaining to how 16th Amendment addressed any such circumstance or conflict shall be maintained by 16th Amendment), it is 16th Amendment’s general policy to vote proxies consistent with the recommendation of the senior management of the issuer for mergers or acquisitions. It is 16th Amendment’s general policy to vote proxies consistent with the recommendation of the bondholder committee with regard to proxies relating to workouts of distressed debt. 16th Amendment shall monitor corporate actions of individual issuers and investment companies consistent with 16th Amendment’s fiduciary duty to vote proxies in the best interests of its clients. With respect to individual issuers, 16th Amendment may be solicited to vote on matters including corporate governance, adoption or amendments to compensation plans (including stock options), and matters involving social issues and corporate responsibility. With respect to investment companies (e.g., mutual funds), 16th Amendment may be solicited to vote on matters including the approval of advisory contracts, distribution plans, and mergers. 16th Amendment shall maintain records pertaining to proxy voting as required pursuant to Rule 204-2 (c)(2) under the Advisers Act.

Copies of Rules 206(4)-6 and 204-2(c)(2) are available upon written request. In addition, information pertaining to how 16th Amendment voted on any specific proxy issue is also available upon written request. Any questions regarding 16th Amendment’s proxy voting policy shall be directed to John Lee, Chief Compliance Officer of 16th Amendment, at (212) 332-1600.

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Mitigating Circumstances/Conflicts of Interest

The following are examples of mitigating circumstances and/or conflicts of interest: (1) an adviser or its affiliate may manage a pension plan, administer employee benefit plans, or provide brokerage, underwriting, insurance, or banking services to a company whose management is soliciting proxies; (2) an adviser may have business or personal relationships with participants in proxy contests, corporate directors, or candidates for directorships, etc.; (3) an adviser has a business relationship not with the company but with a proponent of a proxy proposal that may affect how it casts votes on client securities; and (4) senior management’s recommendation, in the opinion of 16th Amendment, is not in the best interests of the client.

Implementation/Adoption

John Lee, Chief Compliance Officer, or his designee shall be primarily responsible for determining how client proxies are voted and recording how 16th Amendment addressed any mitigating circumstance or conflict of interest. Mr. Lee shall be primarily responsible for the ongoing review and evaluation of 16th Amendment’s proxy voting policy and corresponding compliance with the requirements of Rules 206(4)-6 and 204-2(c)(2).

Please retain this supplement for future reference.

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